INTANGIBLE ASSETS, NET	6 Months Ended
Sep. 30, 2024
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

NOTE 4 – INTANGIBLE ASSETS, NET

	As of September 30,	As of March 31,
	2024	2024
Land use right, cost	$1,900,000	$1,900,000
Total intangible assets, at cost	1,900,000	1,900,000
Less: accumulated amortization	(601,667)	(411,667)
Intangible assets, net	$1,298,333	$1,488,333

As of September 30, 2024 and March 31, 2024, no land use right has been pledged. Additions to intangible assets for the year ended March 31, 2023 amounting to $1,900,000 were acquired from issuing ordinary shares with non-cash transactions.

For the six months ended September 30, 2024 and 2023, no new intangible assets was purchased. For the six months ended September 30, 2024 and 2023, the Company recorded no disposal of intangible assets.

As of September 30, 2024, the company concluded that there was no impairment of intangible assets.

Amortization expense was $190,000 and $190,000 for the six months ended September 30, 2024 and 2023, respectively.

Estimated future amortization expense is as follows as of September 30, 2024:

Six months ending September 30,	Amortization expense
2025	$380,000
2026	380,000
2027	380,000
2028	158,333
$1,298,333